Provisions (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of other provisions [line items]
Non-current portion - beginning period	$ 13,406
Current portion, trade and other payables, beginning	2,258
Provisions at the beginning period	15,664
New or increased provisions	1,729
Decrease in the estimates	(1,780)
Amounts charged against provisions	(824)
Effects of change in the discount rate	538
Reduction due to divestments	(2)
Accretion expenses	413
Reclassification and transfer	16
Currency translation	487
Provisions at ending period	16,241
Current portion, trade and other payables, ending	684
Non-current portion - ending period	15,557
Asset retirement obligations [Member]
Disclosure of other provisions [line items]
Non-current portion - beginning period	10,711
Current portion, trade and other payables, beginning	188
Provisions at the beginning period	10,899
New or increased provisions	768
Decrease in the estimates	(388)
Amounts charged against provisions	(222)
Effects of change in the discount rate	543
Reduction due to divestments	(2)
Accretion expenses	413
Reclassification and transfer	0
Currency translation	441
Provisions at ending period	12,451
Current portion, trade and other payables, ending	69
Non-current portion - ending period	12,383
Claims and litigations [Member]
Disclosure of other provisions [line items]
Non-current portion - beginning period	1,209
Current portion, trade and other payables, beginning	1,147
Provisions at the beginning period	2,356
New or increased provisions	128
Decrease in the estimates	(1,120)
Amounts charged against provisions	(22)
Effects of change in the discount rate	0
Reduction due to divestments	0
Accretion expenses	0
Reclassification and transfer	0
Currency translation	(2)
Provisions at ending period	1,339
Current portion, trade and other payables, ending	68
Non-current portion - ending period	1,271
Other provisions [Member]
Disclosure of other provisions [line items]
Non-current portion - beginning period	1,487
Current portion, trade and other payables, beginning	922
Provisions at the beginning period	2,409
New or increased provisions	833
Decrease in the estimates	(272)
Amounts charged against provisions	(579)
Effects of change in the discount rate	(6)
Reduction due to divestments	0
Accretion expenses	0
Reclassification and transfer	16
Currency translation	49
Provisions at ending period	2,451
Current portion, trade and other payables, ending	547
Non-current portion - ending period	$ 1,904